Equity - Distribution of Profit - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	May 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Dividends paid		€ 101,912	€ 142,094
Interim dividends paid		136,828	136,747
Dividends paid		€ 238,740	€ 278,841	€ 218,260
Class A, Ordinary shares
Equity
Dividends paid, % of par value (as a percent)		58.00%	82.00%
Dividends paid, per share (in Euros per share)		€ 0.15	€ 0.20
Dividends paid		€ 61,850	€ 86,929
Interim dividends paid, % of par value (as a percent)		80.00%	80.00%
Interim dividends paid, per share (in Euros per share)		€ 0.20	€ 0.2
Interim dividends paid		€ 85,226	€ 85,226
Class B, Preference shares
Equity
Interim dividends paid, % of par value (as a percent)		400.00%	400.00%
Interim dividends paid, per share (in Euros per share)		€ 0.20	€ 0.2
Interim dividends paid		€ 51,602	€ 51,521
Preference shares, no preferred dividend
Equity
Dividends paid, % of par value (as a percent)		290.00%	408.00%
Dividends paid, per share (in Euros per share)		€ 0.15	€ 0.20
Dividends paid		€ 37,448	€ 52,551
Preference shares, preferred dividend
Equity
Dividends paid, % of par value (as a percent)		20.00%	20.00%
Dividends paid, per share (in Euros per share)	€ 0.01	€ 0.01	€ 0.01
Dividends paid		€ 2,614	€ 2,614